LIMITED PARTNERS EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of limited partners equity [Line Items]
Issue Of Equity Adjustment			$ 187
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		185,727,567
Ownership percentage		60.00%
Brookfield Asset Management | Direct ownership | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		31.00%
Brookfield Asset Management | Direct ownership | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		42.00%
Public shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		40.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		180,264,691
Dividends recognised as distributions to owners		$ 178	157
Dividends paid, ordinary shares per share	$ 1.96
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Number of shares issued		157,689		156,605
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		56,068,944		56,068,944
Dividends recognised as distributions to owners		$ 55	48
LP Units | Public shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		$ 123	$ 109
LP Units | Public shareholders | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid		9,000,000
Percentage of units for normal course issuer bid		5.00%
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%